Loans and advances to customers (Tables)	6 Months Ended
Jun. 30, 2023
Financial Assets At Amortised Cost [Abstract]
Schedule of financial assets at amortised cost
Half-year to 30 June 2023

	Gross carrying amount					Allowance for expected credit losses
Stage 1 £m		Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

At 1 January 2023	380,991	61,164	7,640	9,622	459,417	700	1,808	1,757	253	4,518
Exchange and other adjustments[1]	(1,740)	(16)	(2)	(3)	(1,761)	(1)	(1)	59	19	76
Transfers to Stage 1	13,503	(13,489)	(14)		–	281	(276)	(5)		–
Transfers to Stage 2	(18,824)	19,325	(501)		–	(59)	119	(60)		–
Transfers to Stage 3	(456)	(1,635)	2,091		–	(7)	(171)	178		–
Impact of transfers between stages	(5,777)	4,201	1,576		–	(195)	421	201		427
						20	93	314		427
Other changes in credit quality[2]						23	(12)	302	74	387
Additions and repayments	5,245	(3,100)	(767)	(527)	851	37	(89)	(58)	(37)	(147)
Charge (credit) to the income statement						80	(8)	558	37	667
Disposals and derecognition[3]	(1,202)	(547)	(94)	(743)	(2,586)	(1)	(18)	(7)	(34)	(60)
Advances written off			(554)	–	(554)			(554)	–	(554)
Recoveries of advances written off in previous years			90	–	90			90	–	90
At 30 June 2023	377,517	61,702	7,889	8,349	455,457	778	1,781	1,903	275	4,737
Allowance for impairment losses	(778)	(1,781)	(1,903)	(275)	(4,737)
Net carrying amount	376,739	59,921	5,986	8,074	450,720
Drawn ECL coverage[4]	0.2%	2.9%	24.1%	3.3%	1.0%
[1]    Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
[2]    Includes a credit for methodology and model changes of £3 million, split by Stage as £2 million credit for Stage 1, £3 million credit for Stage 2, £2 million charge for Stage 3 and £nil for POCI.
[3]    Relates to the exit of legacy Retail mortgage loans.
[4]    Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
Year ended 31 December 2022

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

At 1 January 2022	400,036	34,931	6,443	10,977	452,387	915	1,114	1,581	210	3,820
Exchange and other adjustments[1]	(393)	15	(23)	12	(389)	2	–	39	65	106
Transfers to Stage 1	8,330	(8,257)	(73)		–	176	(167)	(9)		–
Transfers to Stage 2	(35,046)	35,448	(402)		–	(66)	135	(69)		–
Transfers to Stage 3	(1,250)	(2,528)	3,778		–	(8)	(158)	166		–
Impact of transfers between stages	(27,966)	24,663	3,303		–	(120)	701	268		849
						(18)	511	356		849
Other changes in credit quality[2]						(309)	85	618	49	443
Additions and repayments	9,314	1,555	(1,337)	(1,354)	8,178	110	98	(91)	(58)	59
(Credit) charge to the income statement						(217)	694	883	(9)	1,351
Advances written off			(928)	(13)	(941)			(928)	(13)	(941)
Recoveries of advances written off in previous years			182	–	182			182	–	182
At 31 December 2022	380,991	61,164	7,640	9,622	459,417	700	1,808	1,757	253	4,518
Allowance for impairment losses	(700)	(1,808)	(1,757)	(253)	(4,518)
Net carrying amount	380,291	59,356	5,883	9,369	454,899
Drawn ECL coverage[3]	0.2%	3.0%	23.0%	2.6%	1.0%
[1]    Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
[2]    Includes a credit for methodology and model changes of £63 million, split by Stage as £2 million charge for Stage 1, £11 million charge for Stage 2, £47 million credit for Stage 3 and £29 million credit for POCI.
[3]    Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.